Convertible Unsecured Subordinated Debentures (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Convertible Unsecured Subordinated Debentures

Maturity date	March 31, 2026
Interest rate	5.00%
Conversion price per share	$10.60
Receipt of Initial instalment, net of deferred financing costs	$357,694
Amortization of deferred financing costs	925
Carrying value at December 31, 2016	358,619
Receipt of Final instalment, net of deferred financing costs	743,881
Amortization of deferred financing costs	1,134
Conversion to common shares	$(1,102,416)
Carrying value at December 31, 2017	$1,218
Face value at December 31, 2017	$1,277